COMMITMENTS - Summary of Other Commitments (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Operating Credit Facilities
Other Commitments [Line Items]
Other commitment, Year 1	$ 0
Other commitment, Year 2	0
Other commitment, Year 3	0
Other commitment, Year 4	0
Other commitment, Year 5	3,300
Other commitment, Thereafter	0
Letters Of Credit
Other Commitments [Line Items]
Other commitment, Year 1	191
Other commitment, Year 2	0
Other commitment, Year 3	0
Other commitment, Year 4	0
Other commitment, Year 5	0
Other commitment, Thereafter	0
Guarantees
Other Commitments [Line Items]
Other commitment, Year 1	540
Other commitment, Year 2	0
Other commitment, Year 3	0
Other commitment, Year 4	0
Other commitment, Year 5	0
Other commitment, Thereafter	0
Guarantees | Hydro One Inc.
Other Commitments [Line Items]
Other commitment, Year 1	475
Retirement Compensation Arrangements
Other Commitments [Line Items]
Other commitment, Year 1	166
Prudential Support From IESO
Other Commitments [Line Items]
Other commitment, Year 1	18
Various Operating Purposes
Other Commitments [Line Items]
Other commitment, Year 1	7
ONroute | Hydro One Inc.
Other Commitments [Line Items]
Other commitment, Year 1	60
Aux Energy Inc. | Hydro One Inc.
Other Commitments [Line Items]
Other commitment, Year 1	$ 5